Leases-Group as Lessee - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 1,909,000
Lease commitments for short-term leases for which recognition exemption has been used	0
Cash outflows for leases	$ 3,872,000	$ 2,976,000
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years